Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for Operating Leases	Sep. 30, 2023
Schedule of Weighted Average Remaining Lease Terms and Discount Rates for Operating Leases [Abstract]
Weighted average remaining lease term (years)	4 years 3 months
Weighted average discount rate	7.90%